PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]
	2021	2020
Beginning balance at January 1	78,983	66,373
Change in estimates	12,087	12,906
Accretion	373	550
Settlements	(3,846)	(728)
Foreign exchange differences	(26)	(118)
Ending balance at December 31	87,571	78,983